Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,088,000
Previously Paid Amount	0.00
Total Fee Amount	778.97
Total Offset Amount	0.00
Net Fee	778.97
Narrative - Max Aggregate Offering Price	$ 5,088,000
Final Prospectus	true